Subsequent Events - Additional Information (Details) - Subsequent Events [Member] - $ / shares	Mar. 16, 2016	Mar. 10, 2016	Feb. 23, 2016
Subsequent Event [Line Items]
Restricted shares of common stock issued	33,222
NASDAQ Capital Market [Member]
Subsequent Event [Line Items]
Minimum closing bid price			$ 1.00
Consecutive business days to maintain minimum share price before delisting		10 days	30 days
Minimum closing bid price		$ 1.00